FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative
Foreign currency transaction gain (loss), realized	$ (300)	$ 100	$ (800)
Foreign currency transaction loss	100	900
Net foreign exchange gain			$ 1,100
Cash collateral provided	$ 185,385	$ 182,261
Accounts Receivable | Customer Concentration Risk
Derivative
Concentration risk	96.00%	94.00%
Interest Rate Swap
Derivative
Derivative, notional amount, maturity	$ 250,000
Interest Rate Swap
Derivative
Initial fixed collateral amount	2,500
Cash collateral provided	$ 29,440	$ 14,810